SHARE CAPITAL AND WARRANTS - Schedule of ASPP Repurchase Plan (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [Line Items]
Financial liabilities at amortised cost	$ 267	$ 0
Common Shares
Disclosure of classes of share capital [Line Items]
Financial liabilities at amortised cost	60	0
Retained Earnings
Disclosure of classes of share capital [Line Items]
Financial liabilities at amortised cost	$ 207	$ 0